Vessels, net - Recoverable amount (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	$ 48,242
m/v River Globe
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	7,752
m/v Sky Globe
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	8,971
m/v Star Globe
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	9,458
m/v Sun Globe
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	11,165
m/v Moon Globe
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	$ 10,896